Restricted Net Asset Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets
(Amounts in thousands)

	December 31,	December 31,
	2014	2015
	RMB	RMB	US$
ASSETS

Current assets:
Cash	1,900	1,145	177
Amounts due from related parties	2,609,928	2,658,849	410,456
Prepaid expenses and other current assets	171,314	174,559	26,947
Total current assets	2,783,142	2,834,553	437,580
Investments and loans to subsidiaries	—	—	—
Total assets	2,783,142	2,834,553	437,580

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term borrowings	212,807	—	—
Amounts due to related parties	2,617,668	2,952,404	455,773
Other current liabilities and accrued expenses	28,191	95,127	14,685
Total current liabilities	2,858,666	3,047,531	470,458
Non-current liabilities:
Deficit subsidiaries	141,840	5,726,706	884,051
Total liabilities	3,000,506	8,774,237	1,354,509

Shareholders’ deficit
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2014 and 2015, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2014 and 2015, respectively	13,791	13,791	2,129
Additional paid-in capital	7,234,810	7,246,760	1,118,707

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2014 and 2015, respectively, at cost	(127,331)	(127,331)	(19,656)
Accumulated other comprehensive income	312,110	180,025	27,791
Accumulated deficit	(7,650,744)	(13,252,929)	(2,045,900)
Total shareholders’ deficit	(217,364)	(5,939,684)	(916,929)

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity/deficit	2,783,142	2,834,553	437,580

Condensed Statement of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Loss
(Amounts in thousands)

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Selling expenses	191,343	282,636	76,890	11,870
General and administrative expenses	18,187	37,543	54,101	8,352
Research and development expenses	3,041	4,091	1,295	199
Total operating expenses	212,571	324,270	132,286	20,421
Equity in losses of subsidiaries	(1,724,346)	(980,267)	(5,480,390)	(846,026)
Interest expense	(4,244)	(4,328)	(2,810)	(434)
Interest income	4	1	—	—
Foreign currency exchange gain (losses)	(3,511)	8,771	12,895	1,991
Other income	243	284	406	64
Loss before income taxes	(1,944,425)	(1,299,809)	(5,602,185)	(864,828)
Income tax expense	—	—	—	—
Net loss	(1,944,425)	(1,299,809)	(5,602,185)	(864,828)
Foreign currency exchange translation adjustment, net of nil tax	53,575	22,494	(131,336)	(20,275)
Cash flow hedging derivatives, net of nil tax	(1,070)	(273)	(749)	(116)
Comprehensive loss	(1,891,920)	(1,277,588)	(5,734,270)	(885,219)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(148,292)	(128,256)	(32,709)	(5,049)

Investing activities:
Investment in subsidiaries	(114,256)	(599,332)	—	—
Repayment of amounts due from subsidiaries, net	368,232	207,712	253,063	39,066
Net cash provided by (used in) investing activities	253,976	(391,620)	253,063	39,066
Cash flows from financing activities
Proceeds from short-term borrowings	—	—	—	—
Repayment of short-term borrowings	(109,891)	—	(221,109)	(34,133)
Proceeds from issuance of ordinary shares	—	517,272	—	—
Proceeds from exercise of options	4,005	—	—	—
Payment for the repurchase of the convertible senior notes	—	—	—	—
Payment for share repurchase	—	—	—	—
Net cash provided by (used in) financing activities	(105,886)	517,272	(221,109)	(34,133)
Net decrease in cash	(202)	(2,604)	(755)	(116)
Cash at beginning of year	4,706	4,504	1,900	293
Cash at end of year	4,504	1,900	1,145	177

Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares	—	—	—	—